Equity (Details) - Schedule of Warrant activity - Warrant [Member]	12 Months Ended
Mar. 31, 2021 $ / shares shares
Equity (Details) - Schedule of Warrant activity [Line Items]
Number of Shares Outstanding, Beginning	$ 59,052
Weighted Average Exercise Price Outstanding, Beginning	$ 6.25
Number of Shares Granted (in Shares) | shares
Weighted Average Exercise Price Granted
Number of Shares Exercised (in Shares) | shares
Weighted Average Exercise Price Exercised
Number of Shares Cancelled (in Shares) | shares
Weighted Average Exercise Price Cancelled
Number of Shares Outstanding, Ending	59,052
Weighted Average Exercise Price Outstanding, Ending	$ 6.25